Related Party Transactions (Details) - EBP Plan No. 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock	$ 64,856,991,907	$ 56,541,537,624
Bank of America Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock	7,529,867,785	$ 6,598,681,216
Dividends earned	$ 155,353,947